NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of the basic and diluted net loss per share for the three and six months ended June 30, 2021 and 2020.

	Three Months Ended June 30,				Six Months Ended June 30,
	2021		2020		2021		2020
Numerator:
Net loss attributable to common stockholders	$	(143,231)	$	(129,189)	$	(263,455)	$	(162,335)
Less: revaluation of warrant liability	—		—		—		—
Adjusted net loss	$	(143,231)	$	(129,189)	$	(263,455)	$	(162,335)
Denominator:
Weighted average shares outstanding, basic	394,577,711		303,785,616		393,390,377		287,822,558
Dilutive effect of common stock issuable from assumed exercise of warrants	—		—		—		—
Weighted average shares outstanding, diluted	394,577,711		303,785,616		393,390,377		287,822,558
Net loss per share:
Basic	$	(0.36)	$	(0.43)	$	(0.67)	$	(0.56)
Diluted	$	(0.36)	$	(0.43)	$	(0.67)	$	(0.56)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020, 2019, and 2018.

	Years Ended December 31,
	2020		2019		2018
	As Restated
Numerator:
Net loss	$	(370,866)	$	(88,656)	$	(64,293)
Less: premium on repurchase of redeemable convertible preferred stock	(13,407)		(16,816)		(166)
Net loss attributable to common stockholders, basic	$	(384,273)	$	(105,472)	$	(64,459)
Less: revaluation of warrant liability	(13,448)		—		—
Net loss attributable to common shareholders, diluted	$	(397,721)	$	(105,472)	$	(64,459)
Denominator:
Weighted average shares outstanding, basic	335,325,271		262,528,769		226,465,041
Dilutive effect of common stock issuable from assumed exercise of warrants	505,762		—		—
Weighted average shares outstanding, diluted	335,831,033		262,528,769		226,465,041
Net loss per share to common stockholders:
Basic	$	(1.15)	$	(0.40)	$	(0.28)
Diluted	$	(1.18)	$	(0.40)	$	(0.28)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive.

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Outstanding warrants	760,915	23,890,000	760,915	23,890,000
Stock options, including performance stock options	29,559,690	39,717,079	29,559,690	39,717,079
Restricted stock units, including market based RSUs	23,262,974	18,519,000	23,262,974	18,519,000
Total	53,583,579	82,126,079	53,583,579	82,126,079

The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive.

	Years Ended December 31,
	2020	2019	2018
Stock options, including performance stock options	32,529,224	40,012,825	25,791,263
Restricted stock units, including Market Based RSUs	18,344,243	—	—
	50,873,467	40,012,825	25,791,263